Investments - Gross realized gains and losses on available for sale fixed maturity investment transactions (Details) - Fixed maturities - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gross realized gains and losses on the sale of available for sale fixed maturity and equity security investments
Gross gains	$ 82	$ 69	$ 514	$ 30	$ 17
Gross losses	$ (1)	$ (30)	$ (51)	$ (16)	$ (12)